Subsequent events (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Subsequent events (Details) [Line Items]
Jiangsu yanggu has paid		¥ 3
Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Equity interest percentage	11.875%
Total registered capital amount			$ 9.2	¥ 60
Remaining registered capital				¥ 6
Jiangsu yanggu has paid	¥ 3